Revenue	12 Months Ended
Dec. 31, 2021
Revenue.
Revenue

10.  Revenue

(a)   Disaggregation of revenue from contracts with customers

	For the year ended December 31,
	2021				2020			2019
						Total			Total
						other			other
		Total other segments				segments			segments
	Russia	Russia		Total			Total			Total
	(hh.ru)	(Zarplata.ru)	Other	segments	Russia	Other	segments	Russia	Other	segments
Bundled Subscriptions	3,787,713	276,535	65,823	4,130,071	2,332,272	40,195	2,372,467	2,154,831	69,120	2,223,951
CV Database Access	2,740,223	109,917	410,374	3,260,514	1,538,702	273,543	1,812,245	1,508,085	253,643	1,761,728
Job Postings	6,194,180	390,455	378,719	6,963,354	3,134,522	207,703	3,342,225	2,900,678	211,510	3,112,188
Other VAS	1,169,259	141,361	303,474	1,614,094	718,768	36,402	755,170	648,168	42,706	690,874
Total revenue	13,891,375	918,268	1,158,390	15,968,033	7,724,264	557,843	8,282,107	7,211,762	576,979	7,788,741

In the following table, revenue from contracts with customers of “Russia (hh.ru)” and “Russia (Zarplata.ru)” operating segments is disaggregated by type of customer:

	For the year ended December 31,
	2021	2020	2019
Key Accounts in Russia
Moscow and St.Petersburg	3,868,460	2,156,248	1,981,959
Other regions of Russia	1,422,118	815,323	664,649
Sub-total	5,290,578	2,971,571	2,646,608
Small and Medium Accounts in Russia
Moscow and St.Petersburg	4,881,678	2,526,381	2,579,517
Other regions of Russia	4,035,679	1,825,497	1,614,359
Sub-total	8,917,357	4,351,878	4,193,876
Foreign customers of Russia segment	95,272	57,822	41,385
Other customers in Russia	506,436	342,993	329,893
Total for “Russia” operating segment	14,809,643	7,724,264	7,211,762

The revenue arising from non-monetary exchanges of services with customers included in the table above is 77,763 for the year ended December 31, 2021, 43,397 for the year ended December 31, 2020 and 50,804 for the year ended December 31, 2019.

(b)   Contract balances

The following table provides information about receivables, contract assets and contract liabilities from contracts with customers.

		As at December 31,
	Note	2021	2020
Receivables, which are included in “Trade and other receivables”	17	141,125	61,028
Contract liabilities		4,644,839	2,785,402

The contract liabilities primarily relate to the advance consideration received from customers for granting access to our CV database and displaying job advertisements on our web site, for which revenue is recognised when performance obligations are met.

Increase in contract liabilities is explained primarily by growth of our revenues. The increasing number of contracts with customers and their value translates into increase in prepayments made by customers, thus contract liabilities increase.

The amount of 2,619,549 recognised in contract liabilities at the beginning of the year has been recognised as revenue for the year ended December 31, 2021 (for the year ended December 31, 2020 – 2,196,418).

The revenue recognised for the year ended December 31, 2021 from performance obligations satisfied (or partially satisfied) in previous periods is 20,649 (for the year ended December 31, 2020 – 10,662). This is mainly due to changes in the estimate of the expected usage of job postings in our Bundled Subscriptions.

No information is provided about remaining performance obligations as at December 31, 2021 that have an original expected duration of one year or less, as allowed by IFRS 15.